Segment information - Summary of Reconciliation of the Performance Indicators Presented in Segment Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Dec. 14, 2021	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020
Details Of Reconciliation Of The Performance Indicators Presented In The Segment Information [Line Items]
Result from investments accounted for at equity		€ (0.0)	€ (0.0)
Depreciation and amortization		(53.9)	(28.5)	[1]	€ (24.5)
Loss before taxes for the total operations		(592.3)	(44.4)	[2]	(27.6)	[2]
Listing expenses (IFRS 2 service charge)	€ 121.9	121.9	0.0	[2]	0.0	[2]
Signa Sports United Group
Details Of Reconciliation Of The Performance Indicators Presented In The Segment Information [Line Items]
Segment Adjusted EBITDA total**		(35.5)	44.6		24.3
Unallocated corporate costs		(30.9)	(15.0)		(7.7)
Acquisition related charges		(2.7)	(0.5)		(0.4)
Reorganization and restructuring costs		140.5	7.2		3.2
Consulting fees		41.7	21.6		0.6
Share-based compensation		(17.1)	(2.7)		(0.1)
Other items not directly related to current operations		(2.7)	1.2		(2.5)
Other net finance income/ (cost)		19.5	(0.3)		0.0
Impairment loss		254.9	0.6		0.1
Result from investments accounted for at equity		(1.2)	(1.3)		(0.7)
Interest Expense (net)		(4.2)	(4.3)		(7.1)
Depreciation and amortization		(53.9)	(28.5)		(24.5)
Loss before taxes for the total operations		(565.9)	(36.2)		(22.6)
Reclassification adjustment, impact to Adjusted EBITDA			1.4		€ 1.4
Listing expenses (IFRS 2 service charge)		121.9
Termination benefits expense			2.8
Expense of restructuring activities		18.5	4.0
Signa Sports United Group | Market study
Details Of Reconciliation Of The Performance Indicators Presented In The Segment Information [Line Items]
Consulting fees			0.8
Signa Sports United Group | ERP implementation
Details Of Reconciliation Of The Performance Indicators Presented In The Segment Information [Line Items]
Consulting fees		3.9
Signa Sports United Group | SOX compliance
Details Of Reconciliation Of The Performance Indicators Presented In The Segment Information [Line Items]
Consulting fees		3.2
Signa Sports United Group | Business combinations
Details Of Reconciliation Of The Performance Indicators Presented In The Segment Information [Line Items]
Consulting fees			1.5
Signa Sports United Group | Share listing expense
Details Of Reconciliation Of The Performance Indicators Presented In The Segment Information [Line Items]
Consulting fees		€ 25.7	€ 17.8

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.
[2]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.